Income Taxes - Schedules of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Deferred Tax Assets, Net, Classification [Abstract]
Deferred tax assets- noncurrent	$ 39,636	$ 32,660
Deferred tax liabilities- noncurrent	(5,836)	(24,018)
Total net deferred tax liabilities	33,800	8,642
Assets:
Operating lease liability	12,889	0
Net operating losses	166	1,524
Accruals and other reserves	8,905	21,397
Unrealized losses on cash flow hedges	31,810	17,152
Allowance for doubtful accounts and sales return reserves	27,518	12,822
Inventory reserves	13,852	17,404
Share-based compensation expense	5,752	4,675
Deferred revenue	2,997	1,703
Tax credits	3,485	3,752
Deferred and prepaid compensation	0	1,498
Property, Equipment and Intangible assets	(7,576)	(4,134)
Other	12,526	2,732
Gross deferred tax assets	112,324	80,525
Valuation allowance	(5,492)	(6,226)
Total deferred tax assets	106,832	74,299
Liabilities:
Intangible assets	(61,146)	(65,658)
ROU assets	(11,862)	0
Other	(24)	0
Total deferred tax liabilities	(73,032)	(65,658)
Total net deferred tax liabilities	$ 33,800	$ 8,642